Leases - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases Disclosure [Abstract]
Future cash flows for leases not yet commenced to which lessee is committed	£ 280.0	£ 440.0